Related party transactions - Narrative (Details) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)		Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Nov. 08, 2023 USD ($)	Nov. 03, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Share capital	$ 21,169	[1]		$ 21,168
Other non-current financial liabilities	43,248	[1]		54,439
Gross carrying amount
Disclosure of transactions between related parties [line items]
Additions	141,823
Acquired IP
Disclosure of transactions between related parties [line items]
Related party transaction, intangible assets				1,066,766
Acquired IP | Gross carrying amount
Disclosure of transactions between related parties [line items]
Additions	60,033			241,048
Total for all related parties
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 160,713		$ 77,039
Revenue from sale of goods, related party transactions, percentage of total revenue	0.177		0.062
Total for all related parties | Volvo Cars
Disclosure of transactions between related parties [line items]
Undrawn borrowing facilities					$ 1,000	$ 800,000
Share capital						$ 350,000
Other non-current financial liabilities	$ 0
Revenue from sale of goods, related party transactions	55,025		$ 54,040
Total for all related parties | Volvo Cars | Secured Overnight Financing Rate
Disclosure of transactions between related parties [line items]
Borrowings, adjustment to interest rate basis						4.90%
Total for all related parties | Geely
Disclosure of transactions between related parties [line items]
Borrowings	129,521				250,000
Undrawn borrowing facilities					250,000
Other non-current financial liabilities					$ 0
Revenue from sale of goods, related party transactions	$ 0		$ 1,245
Floorplan facilities | Total for all related parties
Disclosure of transactions between related parties [line items]
Debt instrument, maturity period	1 year
Floorplan facilities | Total for all related parties | Volvo Cars
Disclosure of transactions between related parties [line items]
Borrowings	$ 56,475			$ 44,877

[1]	Refer to Note 18 - Restatement of prior period unaudited interim financial statements for reconciliations between originally reported and as revised amounts.